SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets and liabilities measured at fair value
impairment losses	¥ 0	¥ 0	¥ 11,000
Impairment of equity method investments	0
Impairment recognized for non-financial assets	0	0	0
Exchange traded fund products and wealth management products
Assets and liabilities measured at fair value
Total gain recognized fair values	7,801	¥ 970	¥ 9,635
Recurring | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	182,556
Recurring | Level 2 | Short-term investments
Assets and liabilities measured at fair value
Fair Value, asset and liability	¥ 182,556